SEGMENT INFORMATION - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 112,004	$ 107,951
Total liabilities	66,999	66,428
Equity accounted investments	20,807	19,719	$ 20,764
Core Office
Disclosure of operating segments [line items]
Total assets	37,661	36,547
Total liabilities	18,172	17,439
Equity accounted investments	9,819	8,866
Core Retail
Disclosure of operating segments [line items]
Total assets	30,585	31,466
Total liabilities	14,316	17,429
Equity accounted investments	9,945	9,685
LP Investments
Disclosure of operating segments [line items]
Total assets	43,403	39,609
Total liabilities	27,516	25,076
Equity accounted investments	1,043	1,168
Corporate
Disclosure of operating segments [line items]
Total assets	355	329
Total liabilities	6,995	6,484
Equity accounted investments	$ 0	$ 0